INVENTORIES	12 Months Ended
Dec. 31, 2025
Inventory [Abstract]
INVENTORIES	INVENTORIES

	December 31, 2025	December 31, 2024
Stockpiled ore	$322,470	$109,762
Heap leach ore	227,753	467,719
Work-in-process	62,062	29,454
Finished goods	12,072	14,895
Supplies	113,532	72,813
Total inventories	$737,889	$694,643

Classified and presented as:
Current	$369,759	$417,541
Non-current(1)	368,130	277,102
	$737,889	$694,643
(1)    Non-current inventories at December 31, 2025 primarily relate to stockpiled ore at Greenstone and Valentine and heap leach ore at Mesquite (2024 - primarily relate to heap leach ore at Mesquite and Castle Mountain).
During the year ended December 31, 2025, the Company recognized within cost of sales, a net write-down of $24.8 million of inventories to NRV, comprising $40.2 million in write-downs relating to heap leach ore at Los Filos, offset by $15.4 million in reversals of write-downs relating to heap leach ore at Castle Mountain (2024 – $19.2 million in write-downs, primarily relating to heap leach ore at Castle Mountain and work-in-process inventories at Santa Luz).
The write-down of heap leach ore at Los Filos during the year ended December 31, 2025 was determined using longer term gold prices as a result of the change in expected timing of recovery of the remaining ounces. Due to the indefinite suspension of operations at Los Filos, the remaining ounces on the heap leach at Los Filos are no longer considered held for sale in the ordinary course of business or in the process of production for such sale. Accordingly, the carrying amount of $98.7 million was reclassified to other non-current assets during the year ended December 31, 2025. The Company also reclassified the remaining supplies at Los Filos to other non-current assets.
At December 31, 2025, due to minimal residual heap leach processing planned at Castle Mountain during the remainder of the permitting period for its phase 2 project, the remaining ounces on the heap leach are no longer considered held for sale in the ordinary course of business or in the process of production for such sale. Accordingly, the carrying amount of $103.1 million was reclassified to other non-current assets.